UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:

Bradley R. Kent			Bend, OR		November 26, 2003
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		12

Form 13F Information Table Value Total:		98,332 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP		   VALUE	   SHARES	INV	OTHER	   VOTING AUTH
					CLASS				   X1000			DISC	MGR	   SOLE

SUMMA INDUSTRIES             PREFERRED  9394690           6,128        5,000  SOLE		      5,000
AMERICAN DENTAL PARTNERS     COMMON    25353103          12,689    1,371,760  SOLE		  1,371,760
COLUMBIA BANCORP ORE         COMMON   197231103             239       16,600  SOLE		     16,600
COMARCO INC                  COMMON   200080109           8,524    1,153,500  SOLE		  1,153,500
DRESS BARN INC               COMMON   261570105          19,838    1,448,012  SOLE		  1,448,012
DREW INDS INC                COMMON   26168L205          16,240      877,380  SOLE		    877,380
BOYDS COLLECTION LTD         COMMON   103354106           9,054    2,007,600  SOLE		  2,007,600
IMPAC MED SYS INC            COMMON   45255A104           2,166      121,100  SOLE		    121,100
WORLD FUEL SERVICES CORP     COMMON   981475106           9,156      326,187  SOLE		    326,187
NOVAMED EYECARE INC          COMMON   66986W108           1,968      988,788  SOLE		    988,788
SKYLINE CORP                 COMMON   830830105           9,042      282,400  SOLE		    282,400
SUMMA INDS                   COMMON   86562T105           3,288      452,856  SOLE		    452,856





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